Cover	12 Months Ended
Jun. 30, 2025 shares
Entity Addresses [Line Items]
Document Type	20-F
Amendment Flag	false
Document Registration Statement	false
Document Annual Report	true
Document Transition Report	false
Document Shell Company Report	false
Document Period End Date	Jun. 30, 2025
Document Fiscal Period Focus	FY
Document Fiscal Year Focus	2025
Current Fiscal Year End Date	--06-30
Entity File Number	001-41978
Entity Registrant Name	MIXED MARTIAL ARTS GROUP LIMITED
Entity Central Index Key	0001981519
Entity Incorporation, State or Country Code	C3
Entity Address, Address Line One	Level 1, Suite 1,
Entity Address, Address Line Two	29-33 The Corso
Entity Address, City or Town	Manly
Entity Address, Country	AU
Entity Address, Postal Zip Code	2095
Title of 12(b) Security	Ordinary Shares, no par value
Trading Symbol	MMA
Security Exchange Name	NYSEAMER
Entity Well-known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Interactive Data Current	Yes
Entity Filer Category	Non-accelerated Filer
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Document Accounting Standard	International Financial Reporting Standards
Entity Shell Company	false
Entity Common Stock, Shares Outstanding	13,041,209
ICFR Auditor Attestation Flag	false
Document Financial Statement Error Correction [Flag]	false
Auditor Firm ID	2256
Auditor Opinion [Text Block]	We have audited the accompanying consolidated statements of financial position of Mixed Martial Arts Group Limited and its subsidiaries (the ‘Company’) as of June 30, 2025 and 2024, the related consolidated statements of profit or loss and other comprehensive loss, statement of changes in equity, and cash flows for each of the three years ended June 30, 2025, and the related notes and schedules (collectively referred to as the ‘consolidated financial statements’). In our opinion, the consolidated financial statements present fairly, in all material respects, the financial position of the Company as of June 30, 2025 and 2024, and the results of its operations and its cash flows for each of the three years in the period ended June 30, 2025, in conformity with International Financial Reporting Standards as issued by the International Accounting Standard Board and interpretations (collectively ‘IFRS Accounting Standards’).
Auditor Name	BDO Audit Pty Ltd
Auditor Location	Sydney, Australia
Business Contact [Member]
Entity Addresses [Line Items]
Entity Address, Address Line One	Level 1, Suite 1
Entity Address, Address Line Two	29-33 The Corso
Entity Address, City or Town	Manly
Entity Address, Country	AU
Entity Address, Postal Zip Code	2095
City Area Code	+61
Local Phone Number	1800 151 865
Contact Personnel Name	Nick Langton